INVENTORIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [abstract]
Crude oil and other raw materials	¥ 85,975	¥ 75,680
Work in progress	14,774	14,141
Finished goods	84,448	65,772
Spare parts and consumables	2,651	1,838
Inventories, book value	187,848	157,431
Less: Allowance for diminution in value of inventories	(1,155)	(920)	¥ (4,402)	¥ (3,603)
Inventories	¥ 186,693	¥ 156,511